NET FINANCE EXPENSE	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of expenses [text block]	NET FINANCE EXPENSE
The breakdown of “Finance Income” and “Finance cost” for the years ended December 31.2020, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2020	2021	2022
Finance income
Interest from third parties and hyperinflationary adjustment in Argentina(a)	15,683	15,506	10,192
Total finance income	15,683	15,506	10,192
Finance costs
Interest accrued to third parties	(66,719)	(83,555)	(82,456)
Discounts to the present value of provisions and other liabilities	(3,574)	(8,334)	(4,040)
Total finance costs	(70,293)	(91,889)	(86,496)

(a)Contain a positive impact of 3,928 thousand of U.S. dollars for the year ended December 31, 2022 (7,122 thousand of U.S. dollars for the year ended December 31, 2021) due to the application of the IAS 29 Financial Reporting in Hyperinflationary Economies in Argentina. This impact is mainly explained by the effects of monetary correction on the goodwill generated on December 1, 2012, from the acquisition of the customer relationship management (CRM) business from Telefónica S.A.
The breakdown of “Change in fair value of financial instruments” and “Net foreign exchange gain/(loss)” is shown in the table below:

	Thousands of U.S. dollars
	2020
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	6,805	(2,995)	3,810
Current transactions	48,992	(80,620)	(31,628)
Total	55,797	(83,615)	(27,818)

	Thousands of U.S. dollars
	2021
	Gains	Losses	Net
Fair value of financial instruments	—	(42,285)	(42,285)
Fair value of financial instruments	—	(42,285)	(42,285)
Foreign exchange gains/(losses)
Loans and receivables	3,771	(1,979)	1,792
Current transactions	46,188	(30,311)	15,877
Total	49,959	(32,290)	17,669

	Thousands of U.S. dollars
	2022
	Gains	Losses	Net
Fair value of financial instruments	—	(95,961)	(95,961)
Fair value of financial instruments	—	(95,961)	(95,961)
Foreign exchange gains/(losses)
Loans and receivables	11,404	(7,792)	3,612
Current transactions	50,994	(47,439)	3,555
Total	62,398	(55,231)	7,167